Tax assets and liabilities - Current tax (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax assets and liabilities
Current tax recoverable	$ 31	$ 34
Current tax liabilities	238	275
Provision for uncertain tax matters	95	93
Deferred tax assets	142	156
Deferred tax liabilities	$ 1,514	$ 1,250